Offerings	Jan. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share, reserved for future issuance under the Registrant's 2024 Incentive Award Plan
Amount Registered	10,106,374
Proposed Maximum Offering Price per Unit	2.165
Maximum Aggregate Offering Price	$ 21,880,300
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,021.67
Offering Note

(1) Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s common stock, $0.00001 par value per share, (the “Common Stock”) as reported on the Nasdaq Global Market on January 8, 2026.

(2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Common Stock of the Registrant that become issuable under the 2024 Incentive Award Plan (the “Incentive Plan”) by reason of any share dividend, share split, recapitalization or any other similar transaction that results in an increase in the number of the Registrant’s outstanding Common Stock.

(3) Represents an automatic annual increase equal to 5% of the total number of Common Stock outstanding on December 31, 2024 and December 31, 2025, which annual increases are provided by the Incentive Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share, reserved for future issuance under the Registrant's 2024 Employee Stock Purchase Plan
Amount Registered	2,021,274
Proposed Maximum Offering Price per Unit	2.165
Maximum Aggregate Offering Price	$ 4,376,059
Fee Rate	0.01381%
Amount of Registration Fee	$ 604.34
Offering Note

(4) Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on January 8, 2026.

(5) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Common Stock of the Registrant that become issuable under the 2024 Employee Stock Purchase Plan (the “ESPP”) by reason of any share dividend, share split, recapitalization or any other similar transaction that results in an increase in the number of the Registrant’s outstanding Common Stock.

(6) Represents an automatic annual increase equal to 1% of the total number of Common Stock outstanding on December 31, 2024 and December 31, 2025, which annual increases are provided by the ESPP.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered	1,036,800
Proposed Maximum Offering Price per Unit	2
Maximum Aggregate Offering Price	$ 2,073,600
Fee Rate	0.01381%
Amount of Registration Fee	$ 286.37
Offering Note

(7) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The maximum offering price per share and the maximum aggregate offering price are calculated on the basis of $2.00 per share, the exercise price of the new hire inducement stock option award granted by the Registrant to its Chief Financial Officer as a material inducement to her acceptance of employment with the Registrant in accordance with Rule 5635(c)(4) of the Nasdaq Listing Rules.

(8) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Common Stock of the Registrant that become issuable under the new hire inducement stock option award by reason of any share dividend, share split, recapitalization or any other similar transaction that results in an increase in the number of the Registrant’s outstanding Common Stock.

(9) Represents Common Stock of the Registrant reserved for issuance upon the exercise of the new hire inducement stock option award granted outside of the Registrant’s Incentive Plan to the Registrant’s Chief Financial Officer.